CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 112,856,020	$ 15,895,438	¥ 103,152,489	¥ 117,059,678
Cost of revenues (Including changes of inventory write-down of RMB35,346, RMB130,660 and RMB(681,173) for the years ended December 31, 2021, 2022 and 2023, respectively)	(87,135,128)	(12,272,726)	(81,536,409)	(93,953,121)
Gross profit	25,720,892	3,622,712	21,616,080	23,106,557
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB5,239,085, RMB5,062,808 and RMB5,837,096 for the years ended December 31, 2021, 2022 and 2023, respectively)	(8,262,004)	(1,163,679)	(7,247,210)	(7,652,504)
Marketing expenses	(3,242,215)	(456,656)	(2,831,316)	(5,089,213)
Technology and content expenses	(1,767,530)	(248,951)	(1,605,422)	(1,517,307)
General and administrative expenses	(4,146,568)	(584,032)	(4,459,518)	(4,189,690)
Total operating expenses	(17,418,317)	(2,453,318)	(16,143,466)	(18,448,714)
Other operating income	801,560	112,897	724,832	924,579
Income from operations	9,104,135	1,282,291	6,197,446	5,582,422
Impairment loss of investments	(19,105)	(2,691)	(93,904)	(414,780)
Interest expenses	(22,932)	(3,230)	(24,258)	(14,461)
Interest income	780,292	109,902	764,018	671,461
Exchange (loss)/gain	162,666	22,911	687,871	(37,052)
Investment gain/(loss) and revaluation of investments	(18,054)	(2,543)	546,031	85,685
Income before income taxes and share of income(loss) of equity method investees	9,987,002	1,406,640	8,077,204	5,873,275
Income tax expense	(1,866,004)	(262,821)	(1,758,810)	(1,222,704)
Share of income(loss) of equity method investees, net of tax of nil	80,301	11,310	(6,559)	42,303
Net income	8,201,299	1,155,129	6,311,835	4,692,874
Net income attributable to non-controlling interests	(84,675)	(11,926)	(13,019)	(11,801)
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 8,116,624	$ 1,143,203	¥ 6,298,816	¥ 4,681,073
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	110,695,778	110,695,778	127,235,048	136,175,112
- Diluted (in shares)	112,552,398	112,552,398	128,157,304	138,745,022
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	¥ 73.32	$ 10.33	¥ 49.51	¥ 34.38
- Diluted (in dollars per share) | (per share)	¥ 72.11	$ 10.16	¥ 49.15	¥ 33.74
Net income	¥ 8,201,299	$ 1,155,129	¥ 6,311,835	¥ 4,692,874
Other comprehensive (loss)income:
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	23,124	3,257	(8,733)	0
Foreign currency translation, net of tax of nil	(11,085)	(1,561)	(610,296)	(29,645)
Comprehensive income	8,213,338	1,156,825	5,692,806	4,663,229
Less: Comprehensive (loss) income attributable to non-controlling interests	84,675	11,926	13,019	11,801
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	8,128,663	1,144,899	5,679,787	4,651,428
Product revenues
Net revenues:
Total net revenues	105,613,485	14,875,348	97,250,078	111,256,902
Other revenues
Net revenues:
Total net revenues	¥ 7,242,535	$ 1,020,090	¥ 5,902,411	¥ 5,802,776